Plan Termination (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP, Plan Termination
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%